Related Party Transactions - Additional Information (Details) - USD ($)		1 Months Ended			12 Months Ended
	Sep. 30, 2021	Mar. 31, 2022	Apr. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 01, 2022	Sep. 30, 2018
Related Party Transaction [Line Items]
Issuance of common shares upon conversion of convertible notes						$ 11,001,274
Conversion price	$ 6.00
Warrants to purchase shares of common stock					796,985	1,311,117
Warrants exercise price, per share	$ 6.00							$ 6.25
Ms. Durant
Related Party Transaction [Line Items]
Consulting services						$ 88,994
Cash paid for services provided						$ 34,560
Options to purchase shares of common stock						23,964
Options to purchase shares of common stock total fair value						$ 54,434
Mr. Vitoc
Related Party Transaction [Line Items]
Consulting services					$ 36,900	4,700
Cash paid for services provided					$ 19,950	$ 2,350
Options to purchase shares of common stock		226			4,690	184
Options to purchase shares of common stock total fair value					$ 19.950	$ 1,100
Remaining services settled		$ 1,250
Issuance of common shares upon conversion of convertible notes			$ 50,000
Issuance of common shares upon conversion of convertible notes	8,557
Conversion price	$ 6.00
Warrants to purchase shares of common stock	4,278
Warrants exercise price, per share	$ 6.00
CEO
Related Party Transaction [Line Items]
Issuance of common shares upon conversion of convertible notes				$ 21,000
Issuance of common shares upon conversion of convertible notes	3,621
Conversion price	$ 6.00
Unsecured debt									$ 25,000
Interest rate									0.00%
Repayment of unsecured debt						$ 367	$ 3,633